Trade and other receivables - ECL (Details) € in Thousands	9 Months Ended
Sep. 30, 2020 EUR (€)
Trade notes and accounts receivable
Trade and other receivables
Financial assets at beginning of period	€ 9,497
Financial assets at end of period	5,627
Trade notes and accounts receivable | Accumulated impairment
Trade and other receivables
Financial assets at beginning of period	(8,283)
Additions	(3,589)
Reversal	279
Use of provision	(3,515)
Effect of translation	572
Financial assets at end of period	(7,506)
Other receivables | Accumulated impairment
Trade and other receivables
Financial assets at beginning of period	(503)
Additions	(268)
Reversal	40
Effect of translation	49
Financial assets at end of period	€ (682)